SUPPLEMENT DATED JUNE 12, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective June 15, 2009, and apply to your variable annuity and/or variable life product(s).

PLEASE DELETE THE FUND DESCRIPTION FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND IN ITS ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Credit Suisse Global Natural Resources Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."

     NATURAL RESOURCES PORTFOLIO. The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

     o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

     o identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund's overall exposure to such low quality stocks; and

     o    help  determine  the Fund's  relative  exposure to different  industry
          sectors  by  analyzing  sector   performance  under  different  market
          scenarios.

     The Natural Resources Portfolio will invest in U.S. and foreign securities. To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures. Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

     COMMODITIES PORTFOLIO. The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index). To pursue this goal, it primarily invests in commodity-linked derivative instruments. To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities. To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund's annual gross income.

     A commodity-linked structured note contains a return component based on a security, index, or other measure. Performance of the particular index will affect performance of the commodity-linked structured note. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities. A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat. The commodities in the DJ-UBS Index may change. The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio's net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

     Investments in other commodity-linked derivative instruments may have different exposures to other commodities. The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil. It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index. As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index. Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer's country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy. Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund's investment policy. Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COMMODITY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MODEL RISK
o        TAX RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund's previous investment strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-51.30%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 14.39% (2nd quarter of 2007) and its lowest quarterly return was -35.60% (3rd quarter of 2008).

CLASS B

[GRAPHIC OMITTED]

-51.18%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 14.38% (2nd quarter of 2007) and its lowest quarterly return was -35.58% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------ -------------------
                                                                                                   1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------ -------------------
JNL/Credit Suisse Global Natural Resources Fund (Class A)                                         -51.30%             -18.04%
S&P 500 Index                                                                                     -37.00%             -19.22%
Dow Jones-UBS Commodity Index                                                                     -35.57%             -11.63%
MSCI World Composite Index**                                                                      -47.49%             -15.32%
--------------------------------------------------------------------------------------------- ------------------ -------------------

* The Fund began operations on January 16, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index. The DJ-UBS Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange ("LME").
** The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio's general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.
MSCI Metals & Mining Index is a global industry index for the metals and mining industry.
MSCI Oil & Gas Index is a global industry index for the oil and gas industry. MSCI Paper & Forest Index is a global industry index for the paper and forest industry.
MSCI Chemicals Index is a global industry index for the chemicals industry.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ----------------- -------------------
                                                                                                    1 year          Life of Class*
---------------------------------------------------------------------------------------------- ----------------- -------------------
JNL/Credit Suisse Global Natural Resources Fund (Class B)                                           -51.18%           -17.84%
S&P 500 Index                                                                                       -37.00%           -19.22%
Dow Jones-UBS Commodity Index                                                                       -35.57%           -11.63%
MSCI World Composite Index**                                                                        -47.49%           -15.32%
---------------------------------------------------------------------------------------------- ----------------- -------------------

* The Class B shares of the Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index. The DJ-UBS Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange ("LME").
** The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio's general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.
MSCI Metals & Mining Index is a global industry index for the metals and mining industry.
MSCI Oil & Gas Index is a global industry index for the oil and gas industry. MSCI Paper & Forest Index is a global industry index for the paper and forest industry.
MSCI Chemicals Index is a global industry index for the chemicals industry.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.83%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.05%
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.83%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.85%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $107
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $334
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $579
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                            $1,283
----------------------------------------------------------------------------------------- ---------------------------

----------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                    CLASS B
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                 $87
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $271
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $471
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                            $1,049
----------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund is Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010. Credit Suisse is a subsidiary of Credit Suisse Group AG ("CSG"). CSG's office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to Credit Suisse, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team's hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team's analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of Business. Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager(R) Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team's hedging strategies, indexing strategies, and excess return strategies. Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within Credit Suisse's Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities. Prior to joining Credit Suisse in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co. Mr. Karsh earned a BS/BA in Finance from American University's Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications. The SAI provides additional information about each portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory and sub-sub advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2008.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

     COMMODITY RISK - The Fund's investment in commodities and/or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

     MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

     TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

This Supplement is dated June 12, 2009.

(To be used with VC4224 04/09,  VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723
04/09,  VC5825 04/09,  VC5884 04/09,  VC5885 04/09,  VC3656 04/09, VC5526 04/09,
VC3657 04/09,  FVC4224FT  04/09,  NV4224 04/09,  NV3174CE  04/09,  NV5526 04/09,
NV3784 04/09, NV5869 04/09, NV5890 04/09, HR105 04/09 and VC2440 04/09.)

                                                                   CMX3709 06/09

                         SUPPLEMENT DATED JUNE 12, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST


Please note that the changes are effective June 15, 2009, and apply to your variable annuity and/or variable life product(s).


PLEASE REMOVE ALL REFERENCES TO NEIL GREGSON AND VIPIN AHUJA FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND.


ON PAGE 69, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "CREDIT SUISSE ASSET MANAGEMENT, LLC" IN ITS ENTIRETY.


ON PAGE 70, UNDER SECTION TITLED "PORTFOLIO MANAGER COMPENSATION STRUCTURE", PLEASE DELETE THE SECTION IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Credit Suisse's compensation to the portfolio managers of the Fund includes both a fixed base salary component and bonus component. The discretionary bonus for each portfolio manager is not tied by formula to the performance of any fund or account. The factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, portfolio managers participate in Credit Suisse AG's profit sharing and 401(k) plans.


ON PAGES 70 AND 71, UNDER SECTION TITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE DELETE THE TABLES RELATING TO NEIL GREGSON AND VIPIN AHUJA IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TABLES:

JNL/Credit Suisse Global Natural Resources Fund
                                                                                 Number Of                     Total
Jordan Low                                                                       ACCOUNTS                  ASSETS ($MIL)
registered investment companies: .......................                             9                        $583.2
                                                                          ------------------------    ------------------------
                                                                          ------------------------    ------------------------
other pooled investment vehicles:.......................                             0                          $0
                                                                          ------------------------    ------------------------
                                                                          ------------------------    ------------------------
other accounts:.........................................                             6                       $1,188.3
                                                                          ------------------------    ------------------------

Christopher Burton                                                               Number Of                    Total
                                                                                 ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                             3                       $1,146.8
                                                                          ------------------------    -----------------------
                                                                          ------------------------    -----------------------
other pooled investment vehicles:.......................                             6                        $394.4
                                                                          ------------------------    -----------------------
                                                                          ------------------------    -----------------------
other accounts:.........................................                             3                        $285.7
                                                                          ------------------------    -----------------------

Andrew Karsh                                                                     Number Of                    Total
                                                                                 ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                             3                       $1,146.8
                                                                          ------------------------    -----------------------
                                                                          ------------------------    -----------------------
other pooled investment vehicles:.......................                             6                        $394.4
                                                                          ------------------------    -----------------------
                                                                          ------------------------    -----------------------
other accounts:.........................................                             3                        $285.7
                                                                          ------------------------    -----------------------

ON PAGE 71, UNDER SECTION TITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND", PLEASE DELETE THE TABLES RELATING TO NEIL GREGSON AND VIPIN AHUJA IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TABLE:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

----------------------------------------- ---------------------- ----------------------- ----------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS       Jordan Low          Christopher Burton        Andrew Karsh
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
None                                                X                      X                       X
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$1-$10,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$10,001-$50,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$50,001-$100,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$100,001-$500,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$500,001-$1,000,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
Over $1,000,000
----------------------------------------- ---------------------- ----------------------- ----------------------

ON PAGE 123, PLEASE DELETE THE ROW FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND AND JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND AND REPLACE IT WITH THE FOLLOWING:

              FUND                                                   ASSETS                                          FEES

  JNL/Credit Suisse Global Natural Resources Fund                    $0 to $100 million                              .40%
                                                                     $100 million to $400 million                    .35%
                                                                     Over $400 million                               .30%

  JNL/JPMorgan U.S. Government & Quality Bond Fund(7)                $0 to $200 million                              .17%
                                                                     $200 million to $500 million                    .15%
                                                                     Over $500 million                               .12%


(7) For net assets under $500 million, the sub-adviser fees will be 0.20% for assets up to $200 million.


ON PAGE 147, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund reinvests all income dividends and capital gain distributions, if any, on Fund shares automatically in additional shares of the Fund. The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.




This Supplement is dated June 12, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

                                                                   CMX3710 06/09